Operating Segments	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Operating Segments

Note 23 - Operating Segments:

The Company has 2 operating segments: (A) Investments in portfolio companies in the biomed sector, and (B) Investments in the medical cannabis sector.

A.	Investments in portfolio companies in the biomed sector: the Company has investments in Regenera, XTL, Cavnox and Fore. These investments are measured at fair value through profit or loss. See Note 10.

Presented below are financial data regarding the segment:

	2022	2021
	NIS in thousands
Loss from investment in XTL	(174)	(46)
Loss from investment in FORE	-	(1,822)
	(174)	(1,868)

	2022	2021
	NIS in thousands
Fair value of the investment in XTL	156	330
Fair value of the investment in Cavnox	965	965
Fair value of the investment in Fore	1,600	1,600
	2,721	2,895

Investments in the medical cannabis sector: Canndoc, Cannolam, Pharmazone and other investments as described in Note 8. The Company’s Chief Operating Decision Maker (the CEO) reviews the financial results as a single business unit.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 23 - Operating Segments: (Cont.)

B.	Operating segment data:

Reconciliation of operating segment data include addition of assets and liabilities which were not attributed to segments.

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2022
External revenue	388,684	-	-	388,684
Segment profit (loss)	68,552	(174)	-	68,378

General and administrative expenses not attributable to segments				(15,623)
Other expenses, net				(2,128)
Operating Profit				50,627

Segment assets	886,184	2,770	69,053	958,007
Segment liabilities	526,285	-	(89,755)	436,530

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2021
External revenue	219,677	-	-	219,677
Segment profit (loss)	44,646	(1,868)	-	42,778

General and administrative expenses not attributable to segments				(11,620)
Other expenses, net				(2,971)
Operating Profit				28,187

Segment assets	551,435	2,895	131,994	686,324
Segment liabilities	132,562	-	94,571	227,133

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2020
External revenue	65,035	-	-	65,035
Segment profit (loss)	14,250	(37,195)	-	(22,945)

General and administrative expenses not attributable to segments				(10,892)
Other expenses, net				(4,563)
Operating loss				(38,400)

Segment assets	114,559	3,517	208,194	326,270
Segment liabilities	23,935	-	10,226	34,161

Major customers

Revenues from two customers of the cannabis segment represents approximately NIS 49 million and NIS 41 million of the Company’s total revenues (In 2021 - approximately NIS 17 million and NIS 22 million; In 2020 - approximately NIS 2 million and NIS 0 million)